General (ALS Transaction) (Details) (USD $)			0 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Nov. 14, 2012 Aircraft Lease Securitisation [Member]	Dec. 31, 2012 Aircraft Lease Securitisation [Member]	Dec. 31, 2012 Aircraft Lease Securitisation [Member]	Oct. 31, 2012 Aircraft Lease Securitisation [Member] item
Ownership of E Note Sold			100.00%
Coupon percentage on the purchase price					8.00%
Maximum percentage of portfolio cash flows pertains to contigent asset to be received					20.00%
Number of aircraft	212					50
Asset	$ 8,581,418,000	$ 9,107,632,000				$ 1,000,000,000
Debt	6,458,512,000	6,824,315,000				500,000,000
Loss on sale of ALS portfolio				(54,600,000)
Debt	5,803,499,000	6,111,165,000		97,100,000	97,100,000
Debt, effective rate				5.50%	5.50%
Notes receivable	$ 78,163,000	$ 5,200,000		$ 67,300,000	$ 67,300,000
Note receivables, effective interest rate				6.80%